Business activity, current context and acquisition of Subsidiaries	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Business activity, current context and acquisition of Subsidiaries
1.	Business activity, current context and acquisition of Subsidiaries

(a)	Business activity -
Intercorp Financial Services Inc. and Subsidiaries (henceforth “IFS”, “the Company” or “the Group”), is a limited liability holding company incorporated in the Republic of Panama on September 19, 2006, and is a Subsidiary of Intercorp Peru Ltd. (henceforth “Intercorp Peru”), a holding Company incorporated in 1997 in the Commonwealth of the Bahamas. As of December 31, 2022 and 2021, Intercorp Peru holds directly and indirectly 70.65 percent of the issued capital stock of IFS, equivalent to 70.64 percent of the outstanding capital stock of IFS
IFS’s legal domicile is located at Av. Carlos Villarán 140 Urb. Santa Catalina, La Victoria, Lima, Peru.
As of December 31, 2022 and 2021, IFS holds 99.30 percent of the capital stock of Banco Internacional del Peru S.A.A. – Interbank (henceforth “Interbank”), 99.84 percent of the capital stock of Interseguro Compañía de Seguros S.A. (henceforth “Interseguro”), 100 percent of the capital stock of Inteligo Group Corp. (henceforth “Inteligo”) and 100 percent of Procesos de Medios de Pago and its subsidiary Izipay S.A.C (henceforth “Izipay”), acquired in April 2022, see (d).
The operations of Interbank, Interseguro and Izipay are concentrated in Peru, while the operations of Inteligo and its Subsidiaries (Interfondos S.A. Sociedad Administradora de Fondos, Inteligo Sociedad Agente de Bolsa S.A. and Inteligo Bank Ltd.) are mainly concentrated in Peru and Panama.
The main activities of IFS’s Subsidiaries and their assets, liabilities, equity, operating income, net income, balances and other relevant information are presented in Note 2.
The consolidated financial statements of IFS and Subsidiaries as of December 31, 2021, and for the year then ended, were approved by the Board of Directors on April 25, 2022. The consolidated financial statements as of December 31, 2022, and for the year then ended, have been approved and authorized for issuance by Management and the Board of Directors on April 24, 2023.

(b)	Political and social context in Peru –
On December 7, 2022, Pedro Castillo, President of Peru, announced the dissolution of Peruvian Congress and the establishment of an emergency government which, as he assured, would rule through decree until a new Parliament with constitutive powers would write a new Constitution. Due to this announcement, the Congress debated and voted in favor of a presidential vacancy motion that ended up in his destitution. He was immediately succeeded by the vice-president, Dina Boluarte, who was designated President of the Republic of Peru.
Since said date, a series of demonstrations and protests have erupted in the country, claiming the resignation of president Boluarte and calling for a new presidential election, among other demands.
In this situation, and with the purpose of maintaining peace and safety in different parts of the country, the Executive Branch declared the state of emergency in certain regions through Supreme Decree No.
009-2023-PCM,
dated January 14, 2023. Similarly, through Supreme Decree No.
010-2023-PCM,
issued on February 18, 2023, the State of Emergency was extended for 60 more days in some provinces of the country.
The Group constantly monitors the implications of this situation and the measures adopted by the government.

(c)	Pandemic Covid-19 -

(c.1)State	of National and Sanitary Emergency
In March 2020, the World Health Organization declared
“Covid-19”
as a global pandemic, with a significant impact on the world economy. In Peru, the Government declared a State of National and Sanitary Emergency with a series of measures that affected both businesses and the population at large. The reopening of economic activities began since mid-2020,
through the establishment of targeted measures by region and new rules of social coexistence.
During 2022, the Peruvian government derogated the National State of Emergency, while extending the National State of Health Emergency until the end of May 2023. It is worth mentioning that, since the first quarter of 2022, economic activities in the country are being carried out with normality and at the same level as before the Covid-19 pandemic.

(c.2)	Economic measures adopted by the Peruvian Government
During 2020 and 2021, the Peruvian government implemented extraordinary measures to secure the continuity of the economy’s payment chain. The main measures implemented in the financial system were related to facilities for loans rescheduling (payment deferrals), suspension of counting of past due days, partial or total withdrawal of deposits for severance indemnity (“CTS” by its Spanish acronym), Repo operations with the Banco Central de Reserva del Peru (henceforth “BCRP” by its Spanish acronym) and the launching of credit programs guaranteed by the Peruvian Government, such as “Reactiva Peru”.

Given the nature of the adopted measures, they had effects mainly of the Subsidiary Interbank. During 2020, and in response to the
Covid-19
crisis, Interbank offered its clients several payment rescheduling options. As of December 31, 2020, the balance of rescheduled loans amounted to S/10,489,296,000. As of December 31, 2022 and 2021, the balance of rescheduled loans amounted to S/5,048,978,000 and S/6,266,601,000, respectively.
On the other hand, under the program “Reactiva Peru”, Interbank granted loans for S/6,617,142,000. As of December 31, 2022, the balance of loans granted under this program amounts to S/2,357,201,000, including accrued interest for S/57,254,000. As of this date, the amount covered by the guarantee of the Peruvian Government was S/2,040,379,000 (as of December 31, 2021, the balance was S/4,976,073,000, including accrued interest for S/79,936,000); while the amount covered by the guarantee of the Peruvian Government was S/4,421,999,000. It should be noted that during 2022 and 2021, Interbank made rescheduling for the “Reactiva Perú” program for an amount of approximately S/133,046,000 and S/2,012,855,000, respectively. As of December 31, 2022 and 2021, the balance of rescheduled loans under the “Reactiva Peru” program amounts to approximately S/1,473,770,000 and S/1,974,180,000, respectively.
Additionally, during 2022 and 2021, the government authorized the one-off
withdrawal of the entirety of the CTS, with the purpose of covering the workers’ economic needs caused by the
Covid-19
pandemic. As part of this benefit, approximately 261,000 clients withdrew the approximate sum of S/767,470,000 during the year 2022 (242,000 clients withdrew the approximate sum of S/1,630,000,000 during the year 2021).

(d)	Acquisition of Procesos de Medios de Pago S.A. and Subsidiary Izipay S.A.C. (“Izipay”)
Until March 2022, the Group (through its subsidiary Interbank) held 50 percent of Izipay. In April 2022, IFS acquired the remaining 50 percent of Izipay’s capital stock, thus completing the 100 percent of its capital stock. The amount paid by IFS amounted to US$83,775,000 (equivalent to approximately S/312,647,000). The economic activity of the acquired companies is explained in greater detail in Note 2(g).
The acquisition made by IFS was recorded using the “Step acquisition” accounting method, pursuant to IFRS 3 “Business Combinations”. According to this method, the acquirer company must readjust to fair value the previously held equity interest in the acquiree entities. Additionally, assets and liabilities must be recorded at their fair values estimated at the acquisition date, including the identified intangible assets and the resulting goodwill that were not recorded in the statements of financial position of each acquired entity.

As a result of the acquisition and pursuant to the accounting regulation in force, the previous held equity interest was adjusted to its fair value resulting in a gain of S/222,513,000, recorded in September 2022 and presented in the caption “Other income and (expenses)” of the consolidated statement of income, see note 21. The expenses associated with the acquisition of approximately S/381,000 were presented in the caption “Administrative expenses” of the consolidated statement of income. The fair values of the assets and liabilities of the acquired entities, are presented below:

Fair value of the acquired entities
S/(000)
Assets -
Cash	119,432
Trade accounts receivable and other receivables	178,982
Inventory	13,600
Deferred assets	102,687
Property, furniture and equipment, Note 8(a)	83,486
Right-of-use assets, Note 8(a)	6,593
Intangibles, Note 9(a)	331,421
Deferred income tax asset	11,014
Other assets	3,903
Liabilities -
Financial obligations	26,251
Trade accounts payable and other payables	319,456
Deferred income	25,190
Lease liability	6,593
Other liabilities	223
Deferred income tax liability, Note 15(a)	86,541

Total identifiable net assets at fair value	386,864

Goodwill, Note 9(a)	238,429
Fair value of acquired entities	625,293

The net cash flow incurred as a result of the acquisition is presented below:

S/(000)
Total price paid	312,647
Cash of acquired companies	(119,432)

193,215

Since the date of its acquisition, Izipay has contributed to the Group with consolidated revenues of S/595,360,000 and consolidated net income of S/41,075,000. If the acquisition had taken place at the beginning of the year, they would have contributed with consolidated revenues of S/754,284,000 and consolidated net income of S/51,182,000.